LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8%
	AEROSPACE & DEFENSE — 3.1%
138,000	Boeing Company		4.8750	05/01/25	$154,831
138,000	Boeing Company		2.1960	02/04/26	139,243
138,000	Boeing Company		5.1500	05/01/30	164,783
92,000	Boeing Company		5.7050	05/01/40	119,671
92,000	Boeing Company		5.8050	05/01/50	124,982
92,000	Boeing Company		5.9300	05/01/60	127,382
230,000	Bombardier, Inc.(a)		7.8750	04/15/27	238,635
184,000	Howmet Aerospace, Inc.		6.8750	05/01/25	214,353
138,000	Raytheon Technologies Corporation		4.1250	11/16/28	160,098
92,000	Raytheon Technologies Corporation		4.5000	06/01/42	117,904
230,000	TransDigm, Inc.		5.5000	11/15/27	237,763
					1,799,645
	AUTOMOTIVE — 2.1%
184,000	Ford Motor Company		9.0000	04/22/25	226,725
184,000	Ford Motor Company		9.6250	04/22/30	265,924
184,000	Ford Motor Company		7.4500	07/16/31	243,902
230,000	Ford Motor Company		4.7500	01/15/43	252,796
230,000	Ford Motor Company		5.2910	12/08/46	263,830
					1,253,177
	BANKING — 7.3%
138,000	Bank of America Corp 3.974000 02/07/2030	ICE LIBOR USD 3 Month + 1.210%	3.9740	02/07/30	157,029
138,000	Bank of America Corporation Series GMTN		3.3000	01/11/23	144,071
138,000	Bank of America Corporation	US0003M + 0.790%	3.0040	12/20/23	142,900
138,000	Bank of America Corporation	SOFRRATE + 0.960%	1.7340	07/22/27	140,467
138,000	Bank of America Corporation	US0003M + 1.040%	3.4190	12/20/28	151,692
138,000	Bank of America Corporation	US0003M + 1.310%	4.2710	07/23/29	159,399
138,000	Bank of America Corporation	US0003M + 0.990%	2.4960	02/13/31	142,264
138,000	Bank of America Corporation	SOFRRATE + 1.320%	2.6870	04/22/32	144,185
138,000	Bank of America Corporation	SOFRRATE + 1.930%	2.6760	06/19/41	136,278
138,000	Bank of America Corporation	SOFRRATE + 1.580%	3.3110	04/22/42	148,890
138,000	Bank of America Corporation B	US0003M + 3.150%	4.0830	03/20/51	167,312

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	BANKING — 7.3% (Continued)
138,000	Citigroup, Inc.	SOFRRATE + 2.842%	3.1060	04/08/26	$147,849
138,000	Citigroup, Inc.		4.4500	09/29/27	159,349
138,000	Citigroup, Inc.	SOFRRATE + 3.914%	4.4120	03/31/31	162,162
138,000	Citigroup, Inc.	SOFRRATE + 2.107%	2.5720	06/03/31	142,895
138,000	JPMorgan Chase & Company	SOFRRATE + 1.850%	2.0830	04/22/26	143,220
138,000	JPMorgan Chase & Company	SOFRRATE + 0.885%	1.5780	04/22/27	139,670
138,000	JPMorgan Chase & Company	SOFRRATE + 1.510%	2.7390	10/15/30	145,603
138,000	JPMorgan Chase & Company	SOFRRATE + 3.790%	4.4930	03/24/31	165,034
138,000	JPMorgan Chase & Company	SOFRRATE + 1.250%	2.5800	04/22/32	143,518
92,000	JPMorgan Chase & Company		6.4000	05/15/38	136,693
138,000	JPMorgan Chase & Company	US0003M + 1.380%	3.9640	11/15/48	163,650
138,000	JPMorgan Chase & Company	SOFRRATE + 1.580%	3.3280	04/22/52	150,177
138,000	Wells Fargo & Company		3.0000	04/22/26	149,774
138,000	Wells Fargo & Company		3.0000	10/23/26	149,636
138,000	Wells Fargo & Company	SOFRRATE + 2.100%	2.3930	06/02/28	144,497
138,000	Wells Fargo & Company	US0003M + 1.170%	2.8790	10/30/30	147,470
138,000	Wells Fargo & Company	SOFRRATE + 2.530%	3.0680	04/30/41	144,754
92,000	Wells Fargo & Company	US0003M + 4.240%	5.0130	04/04/51	128,374
					4,298,812
	BEVERAGES — 1.1%
138,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	153,132
92,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	114,414
92,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	118,067
92,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	110,672
92,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	129,467
					625,752
	BIOTECH & PHARMA — 4.1%
138,000	AbbVie, Inc.		2.6000	11/21/24	146,097
138,000	AbbVie, Inc.		3.6000	05/14/25	150,729

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	BIOTECH & PHARMA — 4.1% (Continued)
138,000	AbbVie, Inc.		2.9500	11/21/26	$149,649
138,000	AbbVie, Inc.		3.2000	11/21/29	151,513
138,000	AbbVie, Inc.		4.0500	11/21/39	162,847
92,000	AbbVie, Inc.		4.2500	11/21/49	113,024
92,000	Amgen, Inc.		4.6630	06/15/51	121,831
92,000	AstraZeneca plc		6.4500	09/15/37	140,014
230,000	Bausch Health Companies, Inc.(a)		6.2500	02/15/29	229,132
138,000	Bristol-Myers Squibb Company		3.4000	07/26/29	156,423
92,000	Bristol-Myers Squibb Company		4.2500	10/26/49	119,009
230,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)		6.1250	04/01/29	228,906
92,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	139,712
230,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	234,923
92,000	Pfizer, Inc.		7.2000	03/15/39	152,250
					2,396,059
	CABLE & SATELLITE — 4.0%
230,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	251,795
230,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	244,076
230,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	241,788
230,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	237,188
138,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	156,693
92,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	129,636
138,000	Comcast Corporation		4.1500	10/15/28	160,580
92,000	Comcast Corporation		4.6000	10/15/38	115,912
92,000	Comcast Corporation		4.7000	10/15/48	120,930
230,000	DISH DBS Corporation		5.8750	11/15/24	248,097
184,000	DISH DBS Corporation		7.7500	07/01/26	210,220
230,000	Sirius XM Radio, Inc.(a)		4.1250	07/01/30	237,590
					2,354,505
	COMMERCIAL SUPPORT SERVICES — 0.4%
230,000	Prime Security Services Borrower, LLC / Prime(a)		5.7500	04/15/26	252,426

	DIVERSIFIED INDUSTRIALS — 0.6%
92,000	General Electric Company		6.7500	03/15/32	128,263
92,000	General Electric Company		5.8750	01/14/38	126,658

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.6% (Continued)
92,000	General Electric Company		4.3500	05/01/50	$113,467
					368,388
	E-COMMERCE DISCRETIONARY — 0.5%
138,000	Amazon.com, Inc.		3.1500	08/22/27	153,220
92,000	Amazon.com, Inc.		4.0500	08/22/47	113,796
					267,016
	ELECTRIC UTILITIES — 0.9%
230,000	FirstEnergy Corporation		3.9000	07/15/27	256,479
184,000	FirstEnergy Corporation		7.3750	11/15/31	257,418
					513,897
	FOOD — 3.9%
230,000	Kraft Heinz Foods Company		3.0000	06/01/26	244,400
230,000	Kraft Heinz Foods Company		3.8750	05/15/27	254,841
184,000	Kraft Heinz Foods Company		4.2500	03/01/31	211,854
138,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	206,135
184,000	Kraft Heinz Foods Company		5.0000	06/04/42	230,677
184,000	Kraft Heinz Foods Company		5.2000	07/15/45	233,521
184,000	Kraft Heinz Foods Company		4.3750	06/01/46	212,213
184,000	Kraft Heinz Foods Company		4.8750	10/01/49	229,710
230,000	Post Holdings, Inc.(a)		4.6250	04/15/30	234,622
230,000	Post Holdings, Inc.(a)		4.5000	09/15/31	233,057
					2,291,030
	HEALTH CARE FACILITIES & SERVICES — 6.2%
230,000	Centene Corporation		4.6250	12/15/29	252,357
230,000	Centene Corporation		3.3750	02/15/30	240,296
230,000	Centene Corporation		3.0000	10/15/30	239,352
230,000	Centene Corporation		2.5000	03/01/31	230,624
230,000	CHS/Community Health Systems, Inc.(a)		6.8750	04/15/29	242,843
92,000	CIGNA CORP 4.90% 12/15/2048		4.9000	12/15/48	122,309
138,000	Cigna Corporation		4.3750	10/15/28	162,364
92,000	CVS Health Corp 5.050000 03/25/2048		5.0500	03/25/48	122,687
138,000	CVS Health Corporation		4.3000	03/25/28	159,794
92,000	CVS Health Corporation		4.7800	03/25/38	115,434
92,000	CVS Health Corporation		5.1250	07/20/45	121,814

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 6.2% (Continued)
230,000	DaVita, Inc.(a)		4.6250	06/01/30	$238,050
230,000	DaVita, Inc.(a)		3.7500	02/15/31	223,651
184,000	HCA, Inc.		5.3750	02/01/25	208,776
184,000	HCA, Inc.		5.8750	02/15/26	214,130
184,000	HCA, Inc.		5.6250	09/01/28	221,540
230,000	HCA, Inc.		3.5000	09/01/30	249,912
230,000	Tenet Healthcare Corporation(a)		6.1250	10/01/28	245,248
					3,611,181
	HOME & OFFICE PRODUCTS — 0.4%
184,000	Newell Brands, Inc.		4.2000	04/01/26	205,160

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
138,000	Goldman Sachs Group, Inc.		3.5000	04/01/25	149,886
138,000	Goldman Sachs Group, Inc.	US0003M + 1.301%	4.2230	05/01/29	158,737
138,000	Goldman Sachs Group, Inc.	SOFRRATE + 1.281%	2.6150	04/22/32	142,822
92,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	136,188
92,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	137,705
138,000	Morgan Stanley		3.8750	01/27/26	154,844
138,000	Morgan Stanley	SOFRRATE + 0.879%	1.5930	05/04/27	140,102
138,000	Morgan Stanley	US0003M + 1.628%	4.4310	01/23/30	162,179
138,000	Morgan Stanley Series GMTN	SOFRRATE + 1.143%	2.6990	01/22/31	145,463
					1,327,926
	INTERNET MEDIA & SERVICES — 0.8%
184,000	Netflix, Inc.		4.8750	04/15/28	215,525
184,000	Netflix, Inc.		5.8750	11/15/28	228,889
					444,414
	LEISURE FACILITIES & SERVICES — 2.4%
230,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	229,713
230,000	Carnival Corporation(a)		7.6250	03/01/26	243,224
230,000	Carnival Corporation(a)		5.7500	03/01/27	233,019
230,000	Hilton Domestic Operating Company, Inc.(a)		3.6250	02/15/32	229,746
230,000	NCL Corporation Ltd.(a)		5.8750	03/15/26	232,013

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4% (Continued)
230,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	$234,835
					1,402,550
	MEDICAL EQUIPMENT & DEVICES — 0.2%
92,000	Abbott Laboratories		4.9000	11/30/46	129,152

	METALS & MINING — 1.3%
230,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	250,700
184,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	236,775
230,000	Novelis Corporation(a)		4.7500	01/30/30	245,216
					732,691
	OIL & GAS PRODUCERS — 5.9%
230,000	Apache Corporation		5.1000	09/01/40	247,004
230,000	Cheniere Energy Partners, L.P.(a)		4.0000	03/01/31	243,582
230,000	Comstock Resources, Inc.(a)		6.7500	03/01/29	239,520
92,000	ConocoPhillips		6.5000	02/01/39	137,579
184,000	Continental Resources Inc/OK(a)		5.7500	01/15/31	222,059
230,000	EQT Corporation		3.9000	10/01/27	249,845
230,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	232,655
230,000	NGL Energy Operating, LLC / NGL Energy Finance(a)		7.5000	02/01/26	236,619
70,000	Occidental Petroleum Corporation		2.9000	08/15/24	70,614
230,000	Occidental Petroleum Corporation		3.5000	08/15/29	230,020
184,000	Occidental Petroleum Corporation		8.8750	07/15/30	248,539
184,000	Occidental Petroleum Corporation		6.6250	09/01/30	224,755
184,000	Occidental Petroleum Corporation		6.1250	01/01/31	217,617
184,000	Occidental Petroleum Corporation		6.4500	09/15/36	222,810
92,000	Shell International Finance BV		6.3750	12/15/38	137,288
92,000	Shell International Finance BV		4.3750	05/11/45	115,448
184,000	Western Midstream Operating, L.P.		5.3000	02/01/30	206,825
					3,482,779
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
230,000	Iron Mountain, Inc.(a)		5.2500	07/15/30	245,381
230,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	236,325
230,000	SBA Communications Corporation		3.8750	02/15/27	237,491
230,000	SBA Communications Corporation(a)		3.1250	02/01/29	226,207

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.6% (Continued)
					$945,404
	RETAIL - CONSUMER STAPLES — 0.6%
230,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.5000	03/15/29	232,625
92,000	Walmart, Inc.		4.0500	06/29/48	117,431
					350,056
	RETAIL - DISCRETIONARY — 0.6%
92,000	Home Depot, Inc.		5.8750	12/16/36	133,821
230,000	Magic MergerCo, Inc.(a)		7.8750	05/01/29	238,974
					372,795
	SEMICONDUCTORS — 0.5%
138,000	Broadcom Corp / Broadcom Cayman Finance Ltd.		3.8750	01/15/27	153,090
138,000	Broadcom, Inc.		4.7500	04/15/29	162,104
					315,194
	SOFTWARE — 2.0%
138,000	Microsoft Corporation		2.4000	08/08/26	147,787
138,000	Microsoft Corporation		3.3000	02/06/27	154,283
138,000	Microsoft Corporation		2.5250	06/01/50	138,124
138,000	Microsoft Corporation		2.9210	03/17/52	149,122
138,000	Microsoft Corporation		2.6750	06/01/60	139,569
138,000	ORACLE CORP 2.50% 04/01/2025		2.5000	04/01/25	145,314
138,000	ORACLE CORP 3.60% 04/01/2050		3.6000	04/01/50	144,403
138,000	Oracle Corporation		3.8500	04/01/60	148,144
					1,166,746
	SPECIALTY FINANCE — 0.7%
184,000	OneMain Finance Corporation		6.8750	03/15/25	209,185
184,000	OneMain Finance Corporation		7.1250	03/15/26	216,890
					426,075
	TECHNOLOGY HARDWARE — 1.9%
92,000	Apple Inc 4.650000 02/23/2046		4.6500	02/23/46	123,703
138,000	Apple, Inc.		2.4000	05/03/23	143,164
138,000	Apple, Inc.		3.2500	02/23/26	151,740
138,000	Apple, Inc.		3.8500	05/04/43	166,139
92,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	110,781
230,000	Imola Merger Corporation(a)		4.7500	05/15/29	237,701

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	TECHNOLOGY HARDWARE — 1.9% (Continued)
184,000	Western Digital Corporation		4.7500	02/15/26	$204,470
					1,137,698
	TECHNOLOGY SERVICES — 0.5%
138,000	Visa, Inc.		3.1500	12/14/25	151,462
92,000	Visa, Inc.		4.3000	12/14/45	119,441
					270,903
	TELECOMMUNICATIONS — 10.8%
138,000	AT&T, Inc.		4.3500	03/01/29	160,589
138,000	AT&T, Inc.		4.3000	02/15/30	160,873
138,000	AT&T, Inc.(a)		2.5500	12/01/33	139,285
138,000	AT&T, Inc.(a)		3.5000	09/15/53	142,781
138,000	AT&T, Inc. Series 144A B(a)		3.5500	09/15/55	142,720
138,000	AT&T, Inc.(a)		3.8000	12/01/57	146,948
138,000	AT&T, Inc.(a)		3.6500	09/15/59	142,773
92,000	British Telecommunications plc		9.6250	12/15/30	142,191
92,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	139,172
184,000	Embarq Corporation		7.9950	06/01/36	206,370
230,000	Frontier Communications Corporation(a)		5.0000	05/01/28	238,217
92,000	Orange S.A.		9.0000	03/01/31	146,049
184,000	Sprint Capital Corporation		6.8750	11/15/28	237,590
138,000	Sprint Capital Corporation		8.7500	03/15/32	212,882
184,000	Sprint Corporation		7.8750	09/15/23	208,437
184,000	Sprint Corporation		7.1250	06/15/24	211,784
184,000	Sprint Corporation		7.6250	02/15/25	217,139
184,000	Sprint Corporation		7.6250	03/01/26	224,992
184,000	Telecom Italia Capital S.A.		7.2000	07/18/36	237,235
184,000	Telecom Italia Capital S.A.		7.7210	06/04/38	247,431
230,000	T-Mobile USA, Inc.		3.5000	04/15/31	241,551
138,000	Verizon Communications, Inc.		4.1250	03/16/27	158,158
138,000	Verizon Communications, Inc.		4.3290	09/21/28	161,931
138,000	Verizon Communications, Inc.		4.0160	12/03/29	159,724
138,000	Verizon Communications, Inc.		2.5500	03/21/31	143,389
92,000	Verizon Communications, Inc.		4.5000	08/10/33	112,116
138,000	Verizon Communications, Inc.		3.4000	03/22/41	149,305

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.8% (Continued)
	TELECOMMUNICATIONS — 10.8% (Continued)
92,000	Verizon Communications, Inc.		4.8620	08/21/46	$121,295
92,000	Verizon Communications, Inc.		4.5220	09/15/48	116,367
138,000	Verizon Communications, Inc.		3.5500	03/22/51	150,468
138,000	Verizon Communications, Inc.		3.7000	03/22/61	152,826
138,000	Vodafone Group plc		4.3750	05/30/28	161,653
92,000	Vodafone Group plc		5.2500	05/30/48	122,735
184,000	Vodafone Group plc	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	228,558
230,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		7.7500	08/15/28	234,928
230,000	Zayo Group Holdings, Inc. B(a)		4.0000	03/01/27	228,850
					6,349,312
	TOBACCO & CANNABIS — 0.3%
138,000	BAT Capital Corporation		3.5570	08/15/27	149,449

	TRANSPORTATION & LOGISTICS — 2.8%
184,000	American Airlines, Inc.(a)		11.7500	07/15/25	230,230
230,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	240,925
230,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	248,443
184,000	Delta Air Lines, Inc.		7.3750	01/15/26	216,679
230,000	Hawaiian Brand Intellectual Property Ltd. /(a)		5.7500	01/20/26	241,383
230,000	United Airlines, Inc.(a)		4.3750	04/15/26	236,930
230,000	United Airlines, Inc.(a)		4.6250	04/15/29	237,579
					1,652,169
	TOTAL CORPORATE BONDS (Cost $40,632,928)				40,892,361

	U.S. GOVERNMENT & AGENCIES — 28.3%
	U.S. TREASURY BILLS — 28.3%
4,060,000	United States Treasury Note		1.6250	05/15/31	4,204,320
6,440,000	United States Treasury Note		2.2500	05/15/41	6,910,925
4,922,000	United States Treasury Note		2.3750	05/15/51	5,459,190

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.3% (Continued)
	U.S. TREASURY BILLS — 28.3% (Continued)			$16,574,435
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,160,381)			16,574,435

	TOTAL INVESTMENTS – 98.1% (Cost $56,793,309)			$57,466,796
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%			1,104,196
	NET ASSETS – 100.0%			$58,570,992

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5YR

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ASSET MANAGEMENT - 8.2%
75,292	Invesco Ltd.	$1,835,619
44,421	Janus Henderson Group PLC	1,858,575
28,946	KKR & Company, Inc.	1,845,597
		5,539,791
	BIOTECH & PHARMA - 8.3%
63,146	Bausch Health Companies, Inc.(a)	1,847,021
131,708	Innoviva, Inc.(a)	1,867,619
138,756	Ironwood Pharmaceuticals, Inc.(a)	1,841,292
		5,555,932
	CHEMICALS - 2.7%
79,267	GCP Applied Technologies, Inc.(a)	1,842,958

	ENGINEERING & CONSTRUCTION - 2.8%
29,290	AECOM(a)	1,844,098

	FOOD - 5.5%
45,920	Hain Celestial Group, Inc.(a)	1,832,667
40,920	TreeHouse Foods, Inc.(a)	1,816,848
		3,649,515
	HEALTH CARE FACILITIES & SERVICES - 5.5%
19,561	Magellan Health, Inc.(a)	1,844,993
62,699	MEDNAX, Inc.(a)	1,825,795
		3,670,788
	HOME & OFFICE PRODUCTS - 2.6%
71,305	Newell Brands, Inc.	1,764,799

	INSURANCE - 2.8%
35,478	eHealth, Inc.(a)	1,845,211

	LEISURE FACILITIES & SERVICES - 5.5%
16,096	Papa John’s International, Inc.	1,836,876
27,284	Restaurant Brands International, Inc.	1,860,495
		3,697,371
	MACHINERY - 2.8%
78,788	Welbilt, Inc.(a)	1,850,730

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9%
27,467	Merit Medical Systems, Inc.(a)	$1,925,162

	OIL & GAS PRODUCERS - 8.2%
21,243	Cheniere Energy, Inc.(a)	1,804,168
106,434	Delek US Holdings, Inc.	1,849,823
70,168	Occidental Petroleum Corporation	1,831,385
		5,485,376
	REAL ESTATE OWNERS & DEVELOPERS - 2.8%
19,985	Howard Hughes Corporation(a)	1,852,809

	SOFTWARE - 13.7%
53,332	ACI Worldwide, Inc.(a)	1,829,288
76,681	Box, Inc., Class A(a)	1,834,210
114,478	Cloudera, Inc.(a)	1,816,766
24,475	CommVault Systems, Inc.(a)	1,850,065
80,794	Evolent Health, Inc., Class A(a)	1,853,414
		9,183,743
	SPECIALTY FINANCE - 2.7%
97,446	SLM Corporation	1,834,908

	TECHNOLOGY HARDWARE - 5.5%
21,065	Seagate Technology Holdings plc	1,851,614
76,688	Xerox Holdings Corporation	1,850,481
		3,702,095
	TECHNOLOGY SERVICES - 11.0%
274,922	Conduent, Inc.(a)	1,844,727
39,882	Green Dot Corporation, Class A(a)	1,837,364
18,515	Insight Enterprises, Inc.(a)	1,858,535
77,835	Nielsen Holdings plc	1,843,911
		7,384,537
	TRANSPORTATION EQUIPMENT - 2.8%
68,466	Trinity Industries, Inc.	1,856,114

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - DISCRETIONARY - 2.8%
36,440	LKQ Corporation(a)	$1,849,330

	TOTAL COMMON STOCKS (Cost $57,431,319)	66,335,267

	TOTAL INVESTMENTS - 99.1% (Cost $57,431,319)	$66,335,267
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	623,091
	NET ASSETS - 100.0%	$66,958,358

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 3.4%
17,263	L3Harris Technologies, Inc.	$3,914,213

	APPAREL & TEXTILE PRODUCTS - 3.5%
23,957	NIKE, Inc., Class B	4,013,037

	ASSET MANAGEMENT - 3.4%
14,989	Ameriprise Financial, Inc.	3,860,567

	AUTOMOTIVE - 3.3%
111,762	Gentex Corporation	3,803,261

	BIOTECH & PHARMA - 3.2%
15,273	Amgen, Inc.	3,689,040

	CABLE & SATELLITE - 6.2%
108,756	Altice USA, Inc., Class A(a)	3,342,072
574,452	Sirius XM Holdings, Inc.	3,716,704
		7,058,776
	COMMERCIAL SUPPORT SERVICES - 7.1%
158,199	H&R Block, Inc.	3,883,785
42,295	Robert Half International, Inc.	4,153,792
		8,037,577
	ELECTRICAL EQUIPMENT - 3.5%
24,547	Keysight Technologies, Inc.(a)	4,039,209

	HOUSEHOLD PRODUCTS - 3.1%
66,300	Nu Skin Enterprises, Inc., Class A	3,559,647

	INSTITUTIONAL FINANCIAL SERVICES - 6.4%
111,381	Jefferies Financial Group, Inc.	3,696,736
60,043	SEI Investments Company	3,650,614
		7,347,350
	INSURANCE - 16.4%
69,717	Aflac, Inc.	3,834,435

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	INSURANCE - 16.4% (Continued)
28,279	Allstate Corporation	$3,677,684
29,998	American Financial Group, Inc.	3,794,447
13,470	Berkshire Hathaway, Inc., Class B(a)	3,748,566
27,422	Hanover Insurance Group, Inc.	3,726,650
		18,781,782
	INTERNET MEDIA & SERVICES - 3.1%
16,454	VeriSign, Inc.(a)	3,560,152

	MORTGAGE FINANCE - 3.1%
221,196	AGNC Investment Corporation	3,510,381

	OFFICE REIT - 3.0%
45,838	SL Green Realty Corporation	3,413,097

	RETAIL - CONSUMER STAPLES - 10.6%
188,468	Albertsons Companies, Inc.	4,070,909
17,349	Dollar General Corporation	4,036,071
98,391	Kroger Company	4,004,514
		12,111,494
	SEMICONDUCTORS - 3.2%
67,254	Intel Corporation	3,612,885

	SOFTWARE - 3.6%
47,544	Oracle Corporation	4,142,984

	TECHNOLOGY HARDWARE - 9.9%
32,722	Arrow Electronics, Inc.(a)	3,879,847
123,939	HP, Inc.	3,578,119
158,237	Xerox Holdings Corporation	3,818,259
		11,276,225

	TOTAL COMMON STOCKS (Cost $97,506,100)	109,731,677

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	REITS — 3.3%
	REITS - 3.3%
269,050	Brandywine Realty Trust	$3,755,938

	TOTAL REITS (Cost $3,322,332)	3,755,938

	TOTAL INVESTMENTS - 99.3% (Cost $100,828,432)	$113,487,615
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	782,907
	NET ASSETS - 100.0%	$114,270,522

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.0%
15,198	Textron, Inc.	$1,048,814

	APPAREL & TEXTILE PRODUCTS - 1.0%
2,682	Deckers Outdoor Corporation(a)	1,101,900

	ASSET MANAGEMENT - 1.9%
4,166	Ameriprise Financial, Inc.	1,072,995
32,512	Franklin Resources, Inc.	960,730
		2,033,725
	AUTOMOTIVE - 2.0%
21,288	BorgWarner, Inc.	1,042,686
31,003	Gentex Corporation	1,055,032
		2,097,718
	BANKING - 0.9%
12,006	BOK Financial Corporation	1,008,624

	CABLE & SATELLITE - 1.9%
30,285	Altice USA, Inc., Class A(a)	930,658
1,448	Charter Communications, Inc., Class A(a)	1,077,384
		2,008,042
	CHEMICALS - 3.9%
6,843	Celanese Corporation	1,065,934
13,335	DuPont de Nemours, Inc.	1,000,792
3,807	Sherwin-Williams Company	1,107,951
31,900	Valvoline, Inc.	978,692
		4,153,369
	COMMERCIAL SUPPORT SERVICES - 3.1%
7,633	FTI Consulting, Inc.(a)	1,112,128
8,765	ManpowerGroup, Inc.	1,039,354
11,740	Robert Half International, Inc.	1,152,985
		3,304,467
	CONSTRUCTION MATERIALS - 2.0%
5,455	Carlisle Companies, Inc.	1,103,220

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CONSTRUCTION MATERIALS - 2.0% (Continued)
10,521	Owens Corning	$1,011,699
		2,114,919
	CONTAINERS & PACKAGING - 0.9%
17,636	Sealed Air Corporation	1,000,843

	DIVERSIFIED INDUSTRIALS - 1.0%
4,752	Honeywell International, Inc.	1,110,970

	E-COMMERCE DISCRETIONARY - 1.0%
14,948	eBay, Inc.	1,019,603

	ELECTRICAL EQUIPMENT – 3.9%
14,525	A O Smith Corporation	1,021,543
5,938	Acuity Brands, Inc.	1,041,406
6,816	Keysight Technologies, Inc.(a)	1,121,573
3,016	Lennox International, Inc.	993,561
		4,178,083
	ENGINEERING & CONSTRUCTION - 1.0%
16,447	AECOM(a)	1,035,503

	FOOD - 1.0%
6,027	Hershey Company (The)	1,078,110

	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
17,321	Louisiana-Pacific Corporation	960,276

	HEALTH CARE FACILITIES & SERVICES - 6.1%
4,002	Amedisys, Inc.(a)	1,043,001
2,729	Anthem, Inc.	1,047,963
4,399	Cigna Corporation	1,009,527
8,548	DaVita, Inc.(a)	1,027,897
4,954	HCA Healthcare, Inc.	1,229,582
4,094	Molina Healthcare, Inc.(a)	1,117,703
		6,475,673

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HOME & OFFICE PRODUCTS - 1.0%
25,213	Tempur Sealy International, Inc.	$1,090,967

	HOME CONSTRUCTION - 4.9%
17,805	Masco Corporation	1,063,136
5,304	Mohawk Industries, Inc.(a)	1,033,750
201	NVR, Inc.(a)	1,049,743
18,741	PulteGroup, Inc.	1,028,319
17,761	Toll Brothers, Inc.	1,052,694
		5,227,642
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,358	WW Grainger, Inc.	1,048,320

	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
2,780	Goldman Sachs Group, Inc.	1,042,166
30,917	Jefferies Financial Group, Inc.	1,026,135
12,497	State Street Corporation	1,088,989
		3,157,290
	INSURANCE - 6.8%
7,861	Allstate Corporation (The)	1,022,323
8,340	American Financial Group, Inc.	1,054,927
3,747	Berkshire Hathaway, Inc., Class B(a)	1,042,753
33,950	Equitable Holdings, Inc.	1,048,037
18,945	Loews Corporation	1,016,020
17,306	MetLife, Inc.	998,556
16,793	Voya Financial, Inc.	1,081,469
		7,264,085
	INTERNET MEDIA & SERVICES - 2.9%
427	Alphabet, Inc., Class A(a)	1,150,565
2,964	Facebook, Inc., Class A(a)	1,056,073
3,887	Spotify Technology S.A.(a)	888,840
		3,095,478
	LEISURE FACILITIES & SERVICES - 1.9%
5,270	Churchill Downs, Inc.	979,166

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
14,327	Wyndham Hotels & Resorts, Inc.	$1,032,404
		2,011,570
	LEISURE PRODUCTS - 1.0%
7,779	Polaris, Inc.	1,019,594

	MACHINERY - 1.0%
9,467	Toro Company	1,076,777

	MEDICAL EQUIPMENT & DEVICES - 5.3%
7,099	Agilent Technologies, Inc.	1,087,780
13,701	Bruker Corporation	1,126,907
754	Mettler-Toledo International, Inc.(a)	1,111,177
2,061	Thermo Fisher Scientific, Inc.	1,112,961
2,986	Waters Corporation(a)	1,163,973
		5,602,798
	PUBLISHING & BROADCASTING - 1.0%
6,899	Nexstar Media Group, Inc., Class A	1,014,636

	RETAIL - CONSUMER STAPLES - 4.2%
4,815	Dollar General Corporation	1,120,162
27,416	Kroger Company	1,115,831
4,315	Target Corporation	1,126,431
7,526	Walmart, Inc.	1,072,831
		4,435,255
	RETAIL - DISCRETIONARY - 9.8%
10,672	AutoNation, Inc.(a)	1,294,833
8,981	Best Buy Company, Inc.	1,009,015
16,733	Foot Locker, Inc.	954,785
3,263	Home Depot, Inc.	1,070,884
18,954	Kohl’s Corporation	962,863
14,240	L Brands, Inc.	1,140,197
5,352	Lowe’s Companies, Inc.	1,031,277
1,826	O’Reilly Automotive, Inc.(a)	1,102,612
80,199	Qurate Retail, Inc. - Series A	951,160

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 9.8% (Continued)
6,532	Williams-Sonoma, Inc.	$990,904
		10,508,530
	SEMICONDUCTORS - 5.0%
12,438	Cirrus Logic, Inc.(a)	1,027,254
3,332	KLA Corporation	1,160,069
1,645	Lam Research Corporation	1,048,539
5,400	Qorvo, Inc.(a)	1,023,786
7,423	QUALCOMM, Inc.	1,111,965
		5,371,613
	SOFTWARE - 1.1%
13,190	Oracle Corporation	1,149,377

	SPECIALTY FINANCE - 1.9%
23,650	Fidelity National Financial, Inc.	1,055,026
49,706	SLM Corporation	935,964
		1,990,990
	STEEL - 1.1%
10,812	Nucor Corporation	1,124,664

	TECHNOLOGY HARDWARE - 3.0%
7,654	Apple, Inc.	1,116,413
9,080	Arrow Electronics, Inc.(a)	1,076,616
34,481	HP, Inc.	995,466
		3,188,495
	TECHNOLOGY SERVICES - 4.2%
5,937	CDW Corporation/DE	1,088,549
2,078	Fair Isaac Corporation(a)	1,088,685
4,225	Gartner, Inc.(a)	1,118,484
1,957	MSCI, Inc.	1,166,294
		4,462,012
	TRANSPORTATION & LOGISTICS - 3.9%
3,676	Kansas City Southern	984,433
3,904	Norfolk Southern Corporation	1,006,568
4,059	Old Dominion Freight Line, Inc.	1,092,480

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION & LOGISTICS - 3.9% (Continued)
4,696	Union Pacific Corporation	$1,027,297
		4,110,778
	TRANSPORTATION EQUIPMENT - 0.9%
4,333	Cummins, Inc.	1,005,689

	WHOLESALE - DISCRETIONARY - 1.0%
20,806	LKQ Corporation(a)	1,055,905

	TOTAL COMMON STOCKS (Cost $101,479,038)	105,743,104

	TOTAL INVESTMENTS - 99.4% (Cost $101,479,038)	$105,743,104
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	598,760
	NET ASSETS - 100.0%	$106,341,864

MSCI	- Morgan Stanley Capital International

S/A	- Société Anonyme

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9%
	AEROSPACE & DEFENSE - 0.8%
1,016	Boeing Company	$230,104
431	General Dynamics Corporation	84,489
236	Lockheed Martin Corporation	87,714
268	Northrop Grumman Corporation	97,289
2,759	Raytheon Technologies Corporation	239,895
		739,491
	APPAREL & TEXTILE PRODUCTS - 0.2%
824	NIKE, Inc., Class B	138,028

	ASSET MANAGEMENT - 0.3%
217	Ameriprise Financial, Inc.	55,891
67	BlackRock, Inc.	58,100
2,735	Charles Schwab Corporation	185,843
		299,834
	AUTOMOTIVE - 0.3%
7,286	Ford Motor Company	101,640
2,310	General Motors Company	131,300
		232,940
	BANKING - 2.6%
13,860	Bank of America Corporation	531,670
3,738	Citigroup, Inc.	252,764
5,419	JPMorgan Chase & Company	822,496
755	PNC Financial Services Group, Inc.	137,720
2,444	Truist Financial Corporation	133,027
2,536	US Bancorp	140,849
7,629	Wells Fargo & Company	350,476
		2,369,002
	BEVERAGES - 0.6%
4,556	Coca-Cola Company	259,829
307	Constellation Brands, Inc., Class A	68,872
1,414	PepsiCo, Inc.	221,927
		550,628
	BIOTECH & PHARMA – 1.9%
807	AbbVie, Inc.	93,854

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	BIOTECH & PHARMA - 2.0% (Continued)
521	Amgen, Inc.	$125,842
1,896	Bristol-Myers Squibb Company	128,682
548	Eli Lilly and Company	133,438
2,258	Gilead Sciences, Inc.	154,199
2,877	Johnson & Johnson	495,419
2,332	Merck & Company, Inc.	179,261
10,231	Pfizer, Inc.	437,989
		1,748,684
	CABLE & SATELLITE - 0.3%
4,633	Comcast Corporation, Class A	272,559

	CHEMICALS - 0.4%
220	Air Products and Chemicals, Inc.	64,027
1,420	Corteva, Inc.	60,748
934	DuPont de Nemours, Inc.	70,096
425	International Flavors & Fragrances, Inc.	64,022
427	PPG Industries, Inc.	69,823
		328,716
	COMMERCIAL SUPPORT SERVICES - 0.1%
450	Waste Management, Inc.	66,717

	DATA CENTER REIT - 0.2%
533	Digital Realty Trust, Inc.	82,167
74	Equinix, Inc.	60,710
		142,877
	DIVERSIFIED INDUSTRIALS - 0.9%
1,048	3M Company	207,441
656	Emerson Electric Company	66,184
15,510	General Electric Company	200,855
1,243	Honeywell International, Inc.	290,601
277	Illinois Tool Works, Inc.	62,788
		827,869
	ELECTRIC UTILITIES - 1.0%
863	American Electric Power Company, Inc.	76,048

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	ELECTRIC UTILITIES - 1.0% (Continued)
1,482	Dominion Energy, Inc.	$110,957
1,383	Duke Energy Corporation	145,367
1,830	Exelon Corporation	85,644
1,972	NextEra Energy, Inc.	153,619
909	Public Service Enterprise Group, Inc.	56,567
608	Sempra Energy	79,435
1,947	Southern Company	124,355
968	Xcel Energy, Inc.	66,066
		898,058
	ENTERTAINMENT CONTENT - 0.7%
564	Activision Blizzard, Inc.	47,162
3,372	Walt Disney Company	593,539
		640,701
	FOOD - 0.2%
1,038	General Mills, Inc.	61,097
2,615	Mondelez International, Inc., Class A	165,425
		226,522
	HEALTH CARE FACILITIES & SERVICES - 1.2%
448	Anthem, Inc.	172,036
1,111	Centene Corporation(a)	76,226
610	Cigna Corporation	139,989
2,391	CVS Health Corporation	196,923
479	HCA Healthcare, Inc.	118,888
277	McKesson Corporation	56,461
835	UnitedHealth Group, Inc.	344,203
		1,104,726
	HEALTH CARE REIT - 0.1%
760	Welltower, Inc.	66,014

	HOUSEHOLD PRODUCTS - 0.5%
777	Colgate-Palmolive Company	61,772
166	Estee Lauder Companies, Inc., Class A	55,416
2,296	Procter & Gamble Company	326,559
		443,747

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	INDUSTRIAL REIT - 0.2%
1,351	Prologis, Inc.	$172,982

	INFRASTRUCTURE REIT - 0.2%
400	American Tower Corporation	113,120
320	Crown Castle International Corporation	61,789
		174,909
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
1,414	Bank of New York Mellon Corporation	72,581
676	CME Group, Inc.	143,400
599	Goldman Sachs Group, Inc.	224,553
454	Intercontinental Exchange, Inc.	54,403
2,581	Morgan Stanley	247,724
658	State Street Corporation	57,338
		799,999
	INSURANCE - 1.6%
1,177	Aflac, Inc.	64,735
554	Allstate Corporation	72,048
1,529	American International Group, Inc.	72,398
3,406	Berkshire Hathaway, Inc., Class B(a)	947,855
447	Marsh & McLennan Companies, Inc.	65,807
1,367	MetLife, Inc.	78,876
709	Prudential Financial, Inc.	71,099
478	Travelers Companies, Inc.	71,184
		1,444,002
	INTERNET MEDIA & SERVICES - 0.1%
45	Booking Holdings, Inc.(a)	98,022

	LEISURE FACILITIES & SERVICES - 0.4%
468	Marriott International, Inc., Class A	68,319
823	McDonald’s Corporation	199,750
895	Starbucks Corporation	108,680
		376,749
	MACHINERY - 0.2%
540	Caterpillar, Inc.	111,645

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	MACHINERY - 0.2% (Continued)
302	Stanley Black & Decker, Inc.	$59,509
		171,154
	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,250	Abbott Laboratories	151,225
900	Baxter International, Inc.	69,615
523	Becton Dickinson and Company	133,757
2,561	Boston Scientific Corporation(a)	116,782
367	Danaher Corporation	109,179
132	Illumina, Inc.(a)	65,439
67	Intuitive Surgical, Inc.(a)	66,428
313	Stryker Corporation	84,804
386	Zimmer Biomet Holdings, Inc.	63,080
		860,309
	OIL & GAS PRODUCERS - 1.5%
3,561	Chevron Corporation	362,545
2,547	ConocoPhillips	142,785
1,084	EOG Resources, Inc.	78,980
7,927	Exxon Mobil Corporation	456,357
3,505	Kinder Morgan, Inc.	60,917
1,198	Marathon Petroleum Corporation	66,154
843	Phillips 66	61,901
442	Pioneer Natural Resources Company	64,254
811	Valero Energy Corporation	54,313
2,068	Williams Companies, Inc.	51,803
		1,400,009
	REAL ESTATE SERVICES - 0.0%(b)
48	CBRE Group, Inc., Class A(a)	4,630

	RESIDENTIAL REIT - 0.0%(b)
16	AvalonBay Communities, Inc.	3,645

	RETAIL - CONSUMER STAPLES - 0.8%
360	Costco Wholesale Corporation	154,699
1,409	Kroger Company	57,346

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
301	Target Corporation	$78,576
1,214	Walgreens Boots Alliance, Inc.	57,240
2,449	Walmart, Inc.	349,106
		696,967
	RETAIL - DISCRETIONARY - 0.5%
537	Home Depot, Inc.	176,238
367	Lowe’s Companies, Inc.	70,717
659	Ross Stores, Inc.	80,853
2,168	TJX Companies, Inc.	149,180
		476,988
	RETAIL REIT - 0.1%
617	Simon Property Group, Inc.	78,063

	SEMICONDUCTORS - 0.9%
365	Analog Devices, Inc.	61,108
227	Broadcom, Inc.	110,186
7,337	Intel Corporation	394,143
1,948	Micron Technology, Inc.(a)	151,126
751	Texas Instruments, Inc.	143,156
		859,719
	SOFTWARE - 0.1%
1,514	Oracle Corporation	131,930

	SPECIALTY FINANCE - 0.5%
1,202	American Express Company	204,977
818	Capital One Financial Corporation	132,271
614	Discover Financial Services	76,332
		413,580
	TECHNOLOGY HARDWARE - 0.5%
7,730	Cisco Systems, Inc.	428,010
2,109	HP, Inc.	60,887
		488,897
	TECHNOLOGY SERVICES - 1.3%
410	Automatic Data Processing, Inc.	85,948

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.9% (Continued)
	TECHNOLOGY SERVICES - 1.2% (Continued)
1,148	Fidelity National Information Services, Inc.	$171,109
528	Global Payments, Inc.	102,120
1,611	International Business Machines Corporation	227,087
518	Mastercard, Inc., Class A	199,917
1,236	Visa, Inc., Class A	304,539
		1,090,720
	TELECOMMUNICATIONS - 0.9%
12,967	AT&T, Inc.	363,724
7,625	Verizon Communications, Inc.	425,323
		789,047
	TOBACCO & CANNABIS - 0.5%
3,420	Altria Group, Inc.	164,297
2,839	Philip Morris International, Inc.	284,155
		448,452
	TRANSPORTATION & LOGISTICS - 0.4%
2,665	CSX Corporation	86,133
237	Norfolk Southern Corporation	61,106
1,029	Southwest Airlines Company	51,985
620	Union Pacific Corporation	135,630
385	United Parcel Service, Inc., Class B	73,674
		408,528
	TRANSPORTATION EQUIPMENT - 0.1%
611	PACCAR, Inc.	50,707

	WHOLESALE - CONSUMER STAPLES - 0.1%
1,044	Archer-Daniels-Midland Company	62,348
938	Sysco Corporation	69,599
		131,947

	TOTAL COMMON STOCKS (Cost $20,990,421)	22,669,068

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.3%
	EQUITY - 73.3%
19,977	SPDR Portfolio Emerging Markets ETF	$856,014
14,427	SPDR Portfolio S&P 500 Growth ETF	943,093
389,406	SPDR S&P 600 Small Cap Growth ETF	34,493,584
370,860	SPDR S&P 600 Small CapValue ETF, N	30,384,560
		66,677,251

	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,317,342)	66,677,251

	TOTAL INVESTMENTS - 98.2% (Cost $80,307,763)	$89,346,319
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	1,631,181
	NET ASSETS - 100.0%	$90,977,500

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.